Accumulated other comprehensive loss (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Accumulated other comprehensive loss
Balance, Pre-tax		$ (4,340)	$ 8,494	$ (15,679)
Movements of the year, Pre-tax	$ (655)	(13,039)	(12,834)	24,173
Balance, Pre-tax		(17,379)	(4,340)	8,494
Balance, Deferred taxes		8,534	4,684	4,688
Movements of the year, Deferred taxes	196	3,912	3,850	(4)
Balance, Deferred taxes		12,446	8,534	4,684
Balance, Net of tax		4,194	13,178	(10,991)
Movements of the year, Net of tax		(9,127)	(8,984)	24,169
Balance, Net of tax	$ (248)	$ (4,933)	$ 4,194	$ 13,178